Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Significant Accounting Policies [Line Items]
Financial impact from change in accounting estimate to Income before income taxes and equity in earnings (losses) of affiliated companies				¥ 51,307
Financial impact from change in accounting estimate to Net Income attributable to NTT				¥ 21,754
Financial impact from change in accounting estimate to per share of common stock of net income attributable to NTT				¥ 9.95
Cash offset reflected in consolidated balance sheet		¥ 172,208	¥ 123,608
Inventory write-down		11,043	18,880	¥ 13,716
Interest costs incurred		41,114	45,446	47,958
Interest costs, capitalized during period		¥ 3,353	3,776	3,942
Recognized income tax positions chance of being sustained, minimum		50.00%
Amount of expenses for point programs under the existing standards		¥ 94,732	60,274	¥ 77,843
Mobile Communications Business
Significant Accounting Policies [Line Items]
Amount of sales commissions incurred for agent resellers		320,800
Amount of expenses for point programs under the existing standards		94,291
Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		(3,076)	(9,597)
Decrease in depreciation expenses		244,177
Increase in net income		¥ 132,222
Increase in basic net income, per share		¥ 64.60
Retained Earnings | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		¥ (214)	700
Accumulated other comprehensive income (loss) (Notes 8, 11, 15 and 21) | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		(1,454)	(9,702)
Noncontrolling interests | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		¥ (1,408)	(595)
Redeemable Noncontrolling Interests | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning			¥ (419)
Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		7 years
Telecommunications Network Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Internal-use Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years